Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Tax Expense

Income (loss) before income tax expense for the six months ended June 30, 2025 and 2026, is attributable to the following geographic locations:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
PRC	(19,886,996)	(123,997,123)	(18,274,915)
Cayman	1,504	(114,135,691)	(16,821,519)
Hong Kong	—	29,757	4,386
Total loss before income tax expense	(19,885,492)	(238,103,057)	(35,092,048)

For the six months ended June 30, 2025 and 2026, the current and deferred components of income tax expenses, disaggregated by jurisdiction, are as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Current income tax expense
PRC	—	64,676	9,532
Cayman	—	—	—
Hong Kong	—	2,455	362
Total current tax expense (benefit)	—	67,131	9,894
Deferred income tax expense	—
PRC	—	—	—
Cayman	—	—	—
Hong Kong	—	—	—
Total deferred tax expense (benefit)	—	—	—
Total income tax expense/(benefit)	—
PRC	—	64,676	9,532
Cayman	—	—	—
Hong Kong	—	2,455	362
Total income tax expense	—	67,131	9,894

Schedule of Reconciliation of Differences Between Statutory Income Tax

The reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the six months ended June 30, 2026 was as follows (in RMB, except for percentages):

	For the Six Months Ended June 30, 2026
	RMB	US$	%
Loss before income tax expense	(238,103,057)	(35,092,048)	100.00%
PRC income tax statutory rate	25.00%	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate	(59,525,764)	(8,773,012)	25.00%
Domestic tax effects
Non-deductible expenses	1,403,368	206,831	(0.59)%
Non-deductible interest expense	975,583	143,783	(0.41)%
Non-deductible entertainment expense	299,649	44,163	(0.13)%
Others	128,136	18,885	(0.05)%
Effect of preferential tax rate	13,167,909	1,940,710	(5.53)%
Prior year true up of NOL	4,809,640	708,853	(2.02)%
Expiration of NOL	7,824	1,154	0.00%
Changes in tax rates enacted in the current period	—	—	—
Change in valuation allowance	11,610,247	1,711,138	(4.88)%
Foreign tax effects	28,531,394	4,205,007	(11.98)%
Statutory tax rate diﬀerence between Cayman and PRC	28,533,923	4,205,380	(11.98)%
Statutory tax rate diﬀerence between HK and PRC	(2,529)	(373)	0.00%
Ture up adjustments for income tax expense for FY2026	62,513	9,213	(0.03)%
Income tax expense	67,131	9,894	(0.03)%

The reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the six months ended June 30, 2025 was as follows (in RMB, except for percentages):

	For the Six Months Ended June 30, 2025
	RMB	%
Loss before income tax expense	(19,885,492)	100.00%
PRC income tax statutory rate	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate	(4,971,373)	25.00%
Domestic tax effects
Non-deductible expenses	1,656,735	(8.33)%
Non-deductible interest expense	1,146,160	(5.76)%
Non-deductible entertainment expense	289,383	(1.46)%
Others	221,192	(1.11)%
Effect of preferential tax rate	980,856	(4.93)%
Prior year true up of NOL	59,497	(0.30)%
Expiration of NOL	12,804	(0.06)%
Changes in tax rates enacted in the current period	—	—
Change in valuation allowance	2,261,481	(11.38)%
Foreign tax effects	—	—
Statutory tax rate diﬀerence between Cayman and PRC	—	—
Statutory tax rate diﬀerence between HK and PRC	—	—
Income tax expense	—	—

Schedule of Income Taxes Paid By Jurisdiction

For the six months ended June 30, 2025 and 2026, the income taxes paid by jurisdiction is as follows

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
PRC	—	62,513	9,213
Cayman	—	—	—
Hong Kong	—	—	—
Total	—	62,513	9,213

Schedule of Tax Effects of Temporary Differences and Net Operating Losses

The tax effects of temporary differences and net operating losses that give rise to the deferred tax balances at December 31, 2025 and June 30, 2026 are as follows:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Deferred tax assets:
Credit loss provision	474,037	472,915	69,699
Inventory reserve	455,194	360,239	53,093
Impairment of fixed asset	10,986	33,800	4,982
Lease liability	561,916	526,774	77,637
Accrued payroll payable	1,204,540	2,174,434	320,472
Net operating loss carry forwards	91,433,134	102,181,892	15,059,747
Total deferred tax assets	94,139,807	105,750,054	15,585,630
Valuation allowance	(94,139,807)	(105,750,054)	(15,585,630)
Deferred tax assets, net	—	—	—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Balance at beginning of the period	84,581,663	94,139,807	13,874,491
Expiration of NOL	(12,804)	(7,824)	(1,153)
Addition	2,854,047	16,427,711	2,421,145
Prior year true up of NOL	(1,143,872)	(4,809,640)	(708,853)
Balance at end of the period	86,279,034	105,750,054	15,585,630